Goodwill	12 Months Ended
Dec. 31, 2022
Changes in goodwill [abstract]
Goodwill
16.
Goodwill

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
At January 1	17,492	19,121
Business combinations	1,641	372
Disposals	(12)	-
At December 31	19,121	19,493

For the purpose of goodwill impairment tests, goodwill was allocated to the group of CGUs below the level of operating segment of the Group. Goodwill of approximately RMB17.8 billion, mainly arose from the Merger in 2016 (Note 1.1) and the acquired long-form audio company was allocated to the related online music and social entertainment operations. The remaining goodwill was related to certain other business acquired.

The Group carries out its impairment testing on goodwill at each year end by comparing the recoverable amounts of CGUs to their carrying amounts. The recoverable amount of CGUs is the higher of its fair value less costs of disposal and its value in use. The Group adopted value in use for all of the goodwill impairment assessment except for that of overseas business which adopted fair value less costs of disposal..

For online music and social entertainment operations as stated above, value in use using discounted cash flows was calculated based on five-year financial projections with an average compound annual revenue growth of not more than 5% (2021: not more than 5%) plus a terminal value related to cash flows beyond the projection period extrapolated at an estimated terminal growth rate of not more than 3% (2021: not more than 3%). Pre-tax discount rate of 14.0% (2021: 14.0%) was applied, which reflected assessment of time value and specific risks relating to the industries that the Group operates in. For the other business, value in use using discounted cash flows was calculated, generally, based on five-year financial projections with an average compound annual revenue growth of not more than 14% (2021: not more than 26%) plus an estimated terminal growth rate of not more than 3% (2021: not more than 3%). Pre-tax discount rates of 16.0% (2021: 16.0%) were applied, which reflected assessment of time value and specific risks relating to the industries that the Group operates in. In respect of the market approach adopted, the fair value less costs of disposal was primarily determined based on ratios of enterprise value to revenue of several comparable public companies (range: 0.5x – 2.8x), where the fair value was determined as level 3 according to the principle set out in Note 3.3. The comparable public companies were chosen based on factors such as industry similarity, company size, profitability and financial risks etc.

Management leveraged their experiences in the industries and provided forecast based on past performance and their anticipation of future business and market developments.

Management has not identified reasonably possible change in key assumptions that could cause carrying amounts of the above CGUs applied discounted cash flows method to exceed their respective recoverable amounts as material headroom resulted from the impairment reviews over their respective carrying amounts. No impairment had been recognized for the years ended December 31, 2021 and 2022.